Subsequent Events (Details)	May 22, 2025 USD ($) $ / shares shares	Jun. 05, 2025 USD ($)	Jun. 05, 2025 CNY (¥)	May 30, 2025 USD ($)	May 30, 2025 CNY (¥)	Apr. 30, 2025 USD ($)	Mar. 31, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares
Subsequent Events [Line Items]
Borrowings | $							$ 12,884,645	$ 13,323,643
Price per unit (in Dollars per share) | $ / shares								$ 0.0005
Forecast [Member]
Subsequent Events [Line Items]
Ordinary units | shares	10,000,000
Gross proceeds (in Dollars) | $	$ 5,000,000
Forecast [Member] | Series A Warrant [Member]
Subsequent Events [Line Items]
Ordinary share | shares	1
Forecast [Member] | Series B Warrant [Member]
Subsequent Events [Line Items]
Ordinary share | shares	1
China CITIC Bank [Member] | Forecast [Member]
Subsequent Events [Line Items]
Borrowings		$ 3,858,503	¥ 28,000,000	$ 1,929,252	¥ 14,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Advance deposit (in Dollars) | $						$ 9,110,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Price per unit (in Dollars per share) | $ / shares							0.0005
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary share | shares	1
Common Stock [Member]
Subsequent Events [Line Items]
Price per unit (in Dollars per share) | $ / shares							$ 1
Common Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Price per unit (in Dollars per share) | $ / shares	$ 0.5